Company Financial Information Condensed Statement of Cash Flows Parent Corporation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Cash Flow Statements, Captions [Line Items]
Net income	$ 3,548	$ 3,222	$ 2,651
Net cash provided by operating activities	6,246	4,127	4,484
Change in loans	(1,483)	(4,615)	(7,904)
Net cash provided by (used for) investing activities	51,203	(19,787)	(11,675)
Change in commercial paper	0	0	(96)
Net proceeds from the issuance of long-term debt	6,229	4,986	4,686
Repayments of long-term debt	(2,953)	(3,659)	(4,376)
Issuance of common stock	27	26	26
Treasury stock acquired	(2,398)	(2,355)	(1,669)
Issuance of preferred stock	990	990	0
Net cash (used for) provided by financing activities	(59,050)	15,185	7,829
Change in cash and due from banks	(1,715)	(433)	510
Cash and due from banks at beginning of period	6,537	6,970	6,460
Cash and due from banks at end of period	4,822	6,537	6,970
Interest paid	406	295	344
Income taxes paid	1,010	1,015	1,363
Income taxes refunded	307	901	144
Parent Company
Condensed Cash Flow Statements, Captions [Line Items]
Net income	3,547	3,158	2,567
Equity in undistributed net (income) of subsidiaries	(2,750)	(2,873)	(1,731)
Change in accrued interest receivable	2	(4)	23
Change in accrued interest payable	4	15	18
Change in taxes payable	452	132	91
Other, net	(31)	66	2
Net cash provided by operating activities	1,224	494	970
Purchases of securities	(1,739)	0	0
Proceeds from sales of securities	0	3	7
Change in loans	13	56	(57)
Acquisitions of, investments in, and advances to subsidiaries	(317)	(358)	(1,603)
Other, net	0	14	107
Net cash provided by (used for) investing activities	(2,043)	(285)	(1,546)
Change in commercial paper	0	0	(96)
Net proceeds from the issuance of long-term debt	6,229	4,986	4,686
Repayments of long-term debt	(2,700)	(3,650)	(4,071)
Change in advances from subsidiaries	(1,136)	2,123	2,704
Issuance of common stock	465	352	396
Treasury stock acquired	(2,398)	(2,355)	(1,669)
Issuance of preferred stock	990	990	0
Cash dividends paid	(900)	(865)	(833)
Tax benefit realized on share based payment awards	3	76	17
Net cash (used for) provided by financing activities	553	1,657	1,134
Change in cash and due from banks	(266)	1,866	558
Cash and due from banks at beginning of period	9,383	7,517	6,959
Cash and due from banks at end of period	9,117	9,383	7,517
Interest paid	409	302	275
Income taxes paid	1	158	946
Income taxes refunded	12	103	54
Payments received from subsidiaries for taxes	$ 189	$ 24	$ 452